Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Japan Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Airlines — 0.3%
Japan Airlines Co. Ltd.	600	$18,861

Auto Components — 4.1%
Aisin Seiki Co. Ltd.	600	19,922
Bridgestone Corp.	2,700	100,938
Denso Corp.	1,800	69,663
NGK Spark Plug Co. Ltd.	600	10,560
Sumitomo Electric Industries Ltd.	3,300	39,861
Sumitomo Rubber Industries Ltd.	900	9,980
Toyota Industries Corp.	600	30,891
Yokohama Rubber Co. Ltd. (The)	600	10,024

		291,839

Automobiles — 13.9%
Honda Motor Co. Ltd.	7,500	183,122
Isuzu Motors Ltd.	1,500	16,579
Mazda Motor Corp.	2,700	26,397
Mitsubishi Motors Corp.	3,000	14,147
Nissan Motor Co. Ltd.	10,500	71,041
Subaru Corp.	2,700	62,716
Toyota Motor Corp.	10,200	599,740
Yamaha Motor Co. Ltd.	1,200	20,590

		994,332

Banks — 11.6%
Aozora Bank Ltd.	600	14,583
Bank of Kyoto Ltd. (The)	300	11,743
Chiba Bank Ltd. (The)	2,700	12,956
Concordia Financial Group Ltd.	4,800	18,391
Fukuoka Financial Group Inc.	600	10,284
Japan Post Bank Co. Ltd.	1,800	18,435
Mebuki Financial Group Inc.	3,600	9,052
Mitsubishi UFJ Financial Group Inc.	53,400	246,454
Mizuho Financial Group Inc.	109,200	154,585
Resona Holdings Inc.	9,600	40,663
Shinsei Bank Ltd.	600	8,527
Shizuoka Bank Ltd. (The)	2,100	16,634
Sumitomo Mitsui Financial Group Inc.	6,000	209,054
Sumitomo Mitsui Trust Holdings Inc.	1,500	55,054

		826,415

Beverages — 0.1%
Coca-Cola Bottlers Japan Holdings Inc.	300	6,819

Building Products — 0.8%
AGC Inc./Japan	900	28,971
LIXIL Group Corp.	1,200	15,385
TOTO Ltd.	300	11,176

		55,532

Capital Markets — 1.4%
Daiwa Securities Group Inc.	7,200	31,459
Nomura Holdings Inc.	15,600	49,182
SBI Holdings Inc./Japan	900	20,814

		101,455

Chemicals — 4.3%
Air Water Inc.	600	8,941
Asahi Kasei Corp.	5,100	52,562
Daicel Corp.	1,200	10,223
Hitachi Chemical Co. Ltd.	300	8,029
JSR Corp.	900	12,807
Kuraray Co. Ltd.	1,500	17,214

Security	Shares	Value

Chemicals (continued)
Mitsubishi Chemical Holdings Corp.	5,700	$37,342
Mitsubishi Gas Chemical Co. Inc.	600	7,488
Mitsui Chemicals Inc.	900	19,786
Nitto Denko Corp.	600	26,249
Showa Denko KK	300	8,253
Sumitomo Chemical Co. Ltd.	6,900	29,869
Teijin Ltd.	900	14,697
Toray Industries Inc.	6,000	41,275
Tosoh Corp.	1,200	15,230

		309,965

Commercial Services & Supplies — 0.6%
Dai Nippon Printing Co. Ltd.	1,200	26,028
Toppan Printing Co. Ltd.	1,200	17,529

		43,557

Construction & Engineering — 0.7%
Kajima Corp.	1,200	16,457
Obayashi Corp.	2,400	22,060
Shimizu Corp.	1,500	12,227

		50,744

Construction Materials — 0.2%
Taiheiyo Cement Corp.	600	17,739

Containers & Packaging — 0.1%
Toyo Seikan Group Holdings Ltd.	300	5,681

Diversified Financial Services — 1.3%
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,800	8,986
ORIX Corp.	6,000	84,826

		93,812

Diversified Telecommunication Services — 1.9%
Nippon Telegraph & Telephone Corp.	3,000	134,451

Electric Utilities — 1.6%
Chubu Electric Power Co. Inc.	1,200	16,374
Chugoku Electric Power Co. Inc. (The)	600	7,510
Kansai Electric Power Co. Inc. (The)	3,000	34,967
Kyushu Electric Power Co. Inc.	600	5,918
Tohoku Electric Power Co. Inc.	1,800	18,369
Tokyo Electric Power Co. Holdings Inc.(a)	6,600	33,919

		117,057

Electrical Equipment — 1.8%
Fuji Electric Co. Ltd.	600	20,060
Mitsubishi Electric Corp.	8,400	105,256

		125,316

Electronic Equipment, Instruments & Components — 1.0%
Hitachi Ltd.	2,100	71,293

Equity Real Estate Investment Trusts (REITs) — 2.8%
Daiwa House REIT Investment Corp.	9	21,270
Japan Prime Realty Investment Corp.	3	12,821
Japan Real Estate Investment Corp.	6	35,643
Japan Retail Fund Investment Corp.	12	24,160
Nippon Building Fund Inc.	6	41,004
Nippon Prologis REIT Inc.	9	19,571
Nomura Real Estate Master Fund Inc.	18	27,918
United Urban Investment Corp.	12	19,784

		202,171

Food & Staples Retailing — 0.3%
Aeon Co. Ltd.	1,200	20,751

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Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Japan Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products — 0.4%
NH Foods Ltd.	300	$12,130
Nisshin Seifun Group Inc.	300	6,974
Toyo Suisan Kaisha Ltd.	300	11,715

		30,819

Gas Utilities — 1.1%
Osaka Gas Co. Ltd.	1,800	31,947
Tokyo Gas Co. Ltd.	1,800	44,720

		76,667

Health Care Providers & Services — 0.4%
Medipal Holdings Corp.	600	12,992
Suzuken Co. Ltd./Aichi Japan	300	18,485

		31,477

Household Durables — 2.0%
Iida Group Holdings Co. Ltd.	600	9,516
Nikon Corp.	1,200	16,424
Panasonic Corp.	9,000	71,685
Sekisui House Ltd.	2,700	43,307

		140,932

Independent Power and Renewable Electricity Producers — 0.2%
Electric Power Development Co. Ltd.	600	13,158

Industrial Conglomerates — 1.2%
Toshiba Corp.	2,700	85,793

Insurance — 5.2%
Dai-ichi Life Holdings Inc.	4,800	69,585
Japan Post Holdings Co. Ltd.	7,200	79,709
MS&AD Insurance Group Holdings Inc.	1,200	38,086
Sony Financial Holdings Inc.	600	13,307
T&D Holdings Inc.	2,400	25,100
Tokio Marine Holdings Inc.	3,000	149,233

		375,020

Interactive Media & Services — 0.4%
Yahoo Japan Corp.	10,200	29,404

Leisure Products — 0.2%
Sankyo Co. Ltd.	300	11,467

Machinery — 5.4%
Amada Holdings Co. Ltd.	1,500	15,473
FANUC Corp.	600	102,095
Hino Motors Ltd.	1,200	9,516
Hitachi Construction Machinery Co. Ltd.	600	13,987
IHI Corp.	600	13,390
JTEKT Corp.	900	9,549
Komatsu Ltd.	3,900	86,800
Kubota Corp.	1,500	22,940
Mitsubishi Heavy Industries Ltd.	1,500	65,802
NGK Insulators Ltd.	600	8,146
NSK Ltd.	1,500	12,061
Sumitomo Heavy Industries Ltd.	600	19,038
THK Co. Ltd.	300	6,153

		384,950

Marine — 0.3%
Mitsui OSK Lines Ltd.	600	12,799
Nippon Yusen KK	600	9,079

		21,878

Media — 0.4%
Dentsu Inc.	900	29,427

Security	Shares	Value

Metals & Mining — 2.0%
Hitachi Metals Ltd.	900	$8,969
JFE Holdings Inc.	2,100	29,167
Mitsubishi Materials Corp.	600	15,655
Nippon Steel Corp.	3,600	59,898
Sumitomo Metal Mining Co. Ltd.	1,200	31,632

		145,321

Multiline Retail — 0.4%
Isetan Mitsukoshi Holdings Ltd.	1,500	12,406
J Front Retailing Co. Ltd.	900	9,408
Marui Group Co. Ltd.	300	6,256

		28,070

Oil, Gas & Consumable Fuels — 1.9%
Idemitsu Kosan Co. Ltd.	992	28,095
Inpex Corp.	4,500	36,422
JXTG Holdings Inc.	14,700	70,200

		134,717

Pharmaceuticals — 4.5%
Daiichi Sankyo Co. Ltd.	1,200	58,080
Mitsubishi Tanabe Pharma Corp.	1,200	14,180
Otsuka Holdings Co. Ltd.	900	30,222
Takeda Pharmaceutical Co. Ltd.	6,600	223,029

		325,511

Real Estate Management & Development — 2.1%
Daiwa House Industry Co. Ltd.	1,800	53,897
Mitsui Fudosan Co. Ltd.	2,700	65,439
Nomura Real Estate Holdings Inc.	600	12,345
Tokyu Fudosan Holdings Corp.	2,700	15,070

		146,751

Road & Rail — 3.2%
Central Japan Railway Co.	600	125,139
Hankyu Hanshin Holdings Inc.	600	21,607
Kintetsu Group Holdings Co. Ltd.	300	14,368
Kyushu Railway Co.	600	17,905
West Japan Railway Co.	600	46,972

		225,991

Semiconductors & Semiconductor Equipment — 0.1%
SUMCO Corp.	600	6,648

Software — 0.2%
Trend Micro Inc./Japan	300	13,470

Specialty Retail — 0.3%
USS Co. Ltd.	300	5,700
Yamada Denki Co. Ltd.	3,000	14,036

		19,736

Technology Hardware, Storage & Peripherals — 3.5%
Brother Industries Ltd.	900	15,443
Canon Inc.	4,500	127,032
Konica Minolta Inc.	2,100	18,529
NEC Corp.	1,200	44,485
Ricoh Co. Ltd.	3,000	29,123
Seiko Epson Corp.	1,200	17,684

		252,296

Tobacco — 1.6%
Japan Tobacco Inc.	5,100	117,078

Trading Companies & Distributors — 7.4%
ITOCHU Corp.	6,000	110,467
Marubeni Corp.	7,200	45,319

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Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Japan Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Trading Companies & Distributors (continued)
Mitsubishi Corp.	6,000	$156,555
Mitsui & Co. Ltd.	7,500	115,876
Sumitomo Corp.	5,100	73,676
Toyota Tsusho Corp.	900	25,987

		527,880

Transportation Infrastructure — 0.2%
Kamigumi Co. Ltd.	600	14,169

Wireless Telecommunication Services — 4.8%
KDDI Corp.	8,100	208,030
NTT DOCOMO Inc.	6,000	137,905

		345,935

Total Common Stocks — 98.2% (Cost: $7,366,151)		7,022,355

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.33%(b)(c)	1,112	1,112

Total Short-Term Investments — 0.0% (Cost: $1,112)		1,112

Total Investments in Securities — 98.2% (Cost: $7,367,263)		7,023,467

Other Assets, Less Liabilities — 1.8%		132,212

Net Assets — 100.0%		$ 7,155,679

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/05/19(a)	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	—	1,112	1,112	$1,112	$8	$—	$—

(a)	The Fund commenced operations on March 05, 2019.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	10	06/13/19	$139	$(8,903)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

3

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Japan Value ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$7,022,355	$—	$—	$7,022,355
Money Market Funds	1,112	—	—	1,112

	$7,023,467	$—	$—	$7,023,467

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(8,903)	$—	$—	$(8,903)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

4